SUPPLEMENT DATED MAY 1, 2003 TO

                        PROSPECTUS DATED MAY 1, 2002 FOR

                       DEFERRED VARIABLE ANNUITY CONTRACTS

                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                          NATIONWIDE VARIABLE ACCOUNT-6

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.


The following underlying mutual funds have changed names:

---------------------------------------------------- -------------- --------------------------------------------------
          Old Underlying Mutual Fund Name                                    New Underlying Mutual Fund Name
---------------------------------------------------- -------------- --------------------------------------------------
---------------------------------------------------- -------------- --------------------------------------------------
Evergreen Variable Annuity Trust - Evergreen VA                     Evergreen Variable Annuity Trust - Evergreen VA
Foundation Fund                                                     Foundation Fund: Class 1
---------------------------------------------------- -------------- --------------------------------------------------
---------------------------------------------------- -------------- --------------------------------------------------
Evergreen Variable Annuity Trust - Evergreen VA                     Evergreen Variable Annuity Trust - Evergreen VA
Fund                                                                Fund: Class 1
---------------------------------------------------- -------------- --------------------------------------------------
---------------------------------------------------- -------------- --------------------------------------------------
Evergreen Variable Annuity Trust - Evergreen VA                     Evergreen Variable Annuity Trust - Evergreen VA
Global Leaders Fund                                                 Global Leaders Fund: Class 1
---------------------------------------------------- -------------- --------------------------------------------------
---------------------------------------------------- -------------- --------------------------------------------------
Evergreen Variable Annuity Trust - Evergreen VA                     Evergreen Variable Annuity Trust - Evergreen VA
Growth and Income Fund                                              Growth and Income Fund: Class 1
---------------------------------------------------- -------------- --------------------------------------------------
---------------------------------------------------- -------------- --------------------------------------------------
Evergreen Variable Annuity Trust - Evergreen VA                     Evergreen Variable Annuity Trust - Evergreen VA
Omega Fund                                                          Omega Fund: Class 1
---------------------------------------------------- -------------- --------------------------------------------------
---------------------------------------------------- -------------- --------------------------------------------------
Evergreen Variable Annuity Trust - Evergreen VA                     Evergreen Variable Annuity Trust - Evergreen VA
Small Cap Value Fund:                                               Small Cap Value Fund: Class 1
---------------------------------------------------- -------------- --------------------------------------------------
---------------------------------------------------- -------------- --------------------------------------------------
Evergreen Variable Annuity Trust - Evergreen VA                     Evergreen Variable Annuity Trust - Evergreen VA
Strategic Income Fund                                               Strategic Income Fund: Class 1
---------------------------------------------------- -------------- --------------------------------------------------